Segments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2014
Vessel Revenue		$ 31,255
Voyage expenses		(3,418)
Vessel operating expenses		(382)
Charterhire expense		(49,468)
Depreciation and amortization		(117)
General and administrative expenses	(676)	(23,385)
Interest income	19	922
Foreign exchange loss	(2,081)
Other income, net		26
Segment loss	(2,738)	(44,567)
Capesize [Member]
Vessel Revenue
Voyage expenses
Vessel operating expenses
Charterhire expense
Depreciation and amortization
General and administrative expenses		(21)
Interest income
Foreign exchange loss
Other income, net		69
Segment loss		48
Kamsarmax
Vessel Revenue		24,857
Voyage expenses		(3,371)
Vessel operating expenses		(382)
Charterhire expense		(40,062)
Depreciation and amortization		(117)
General and administrative expenses		(88)
Interest income
Foreign exchange loss
Other income, net		21
Segment loss		(19,142)
Scorpio Ultramax Pool
Voyage expenses		(47)
Vessel operating expenses
Charterhire expense		(9,406)
Depreciation and amortization
General and administrative expenses		(23)
Interest income
Foreign exchange loss
Other income, net		32
Segment loss		(3,046)
Corporate
Vessel Revenue
Voyage expenses
Vessel operating expenses
Charterhire expense
Depreciation and amortization
General and administrative expenses		(23,254)
Interest income		922
Foreign exchange loss
Other income, net		(95)
Segment loss		$ (22,427)